Investment in the Funds - Net Investment Income (Loss), Trading Results and Net Income (Loss) for Funds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Holdings [Line Items]
Net Investment Loss	$ (376,822)	$ (673,344)	$ (1,081,006)
Total Trading Results	241,399	(500,137)	3,223,223
Net income (loss)	(135,423)	(1,173,481)	$ 2,142,217
PGR Master Fund L.P. [Member]
Investment Holdings [Line Items]
Investment Income	67,897	37,912
Net Investment Loss	(22,270)	(36,071)
Total Trading Results	(1,220,018)	(1,707,510)
Net income (loss)	(1,242,288)	(1,743,581)
MB Master Fund L.P. [Member]
Investment Holdings [Line Items]
Investment Income	813,095	277,605
Net Investment Loss	(523,086)	(2,314,063)
Total Trading Results	(106,303)	16,332,842
Net income (loss)	(629,389)	14,018,779
Morgan Stanley Smith Barney BHM I, LLC [Member]
Investment Holdings [Line Items]
Investment Income		1,632
Net Investment Loss		(170,710)
Total Trading Results		(6,343,252)
Net income (loss)		(6,513,962)
SECOR Master Fund [Member]
Investment Holdings [Line Items]
Investment Income	208,058	92,036
Net Investment Loss	18,180	(245,725)
Total Trading Results	(2,107,396)	2,459,009
Net income (loss)	$ (2,089,216)	$ 2,213,284